Accounts payable, accrued expenses and other liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Schedule of accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Deferred revenue	$538,532	$510,715
Accounts payable and accrued expenses	730,744	850,215
Accrued interest	353,936	352,374
Operating lease liabilities	165,385	173,595
Derivative liabilities (Note 13)	1,325	71,197
	$1,789,922	$1,958,096